CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains (loss), tax	¥ (1,810)	¥ 7,151	¥ 9,485
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0